Exhibit 99.5

Rebuttal Findings 08.28.2025

Seller:

Deal ID:

Total Loan Count: 309

Loans by Grade in Population
Loan Grade	Count	Percentage
1	250	80.91%
2	33	10.68%
3	26	8.41%

Trade Summary
Loan Status	Count	Percentage
Review Complete	283	91.59%
In Rebuttal	26	8.41%

Rebuttal Findings 08.28.2025

Seller:

Deal ID:

Total Loan Count: 309

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	59	59	59	26	33	0	0	26	0	33	0
1	868	0	0	868	0	0	0	0	0	0	868

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Valuation	59	59	0	0	26	0	33
Appraisal - Value is not supported within a 10% variance	59	59	0	0	26	0	33